Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment using the straight-line method
• Office equipment	5 years
• Computers	2 – 3 years
• Fixtures and fittings	10 years
• Servers	3 years
• Leasehold improvements	Useful life or lease term, whichever is lower

Kludein I Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of the shares of class A common stock reflected in the consolidated balance sheets as temporary equity
	Number of Shares	Carrying Amount
Gross proceeds for the Initial Public Offering	17,250,000	$172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	—	(6,210,000)
Class A common stock issuance costs	—	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	—	(4,252,433)
Plus:
Remeasurement of carrying value to redemption value	—	19,990,222
Class A common stock subject to possible redemption, as of December 31, 2021	17,250,000	172,500,000
Less:
Class A common stock redeemed, including Trust Account earnings of $32,631	(6,845,606)	(68,488,691)
Plus:
Extension Funds from Sponsor	—	1,373,380
Near Extension Note	—	686,690
Remeasurement of carrying value to redemption value	—	1,135,977
Class A common stock subject to possible redemption, as of December 31, 2022	10,404,394	$107,207,356

Schedule of basic and diluted net income (loss) per share of common stock
	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$3,842,900	$1,189,669	$(323,233)	$(82,793)
Denominator:
Basic and diluted weighted average shares outstanding	13,930,350	4,312,500	16,776,099	4,297,047

Basic and diluted net income (loss) per share of common stock	$0.28	$0.28	$(0.02)	$(0.02)